Fair value of assets and liabilities - Changes in level 3 financial liabilities (Details) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [table]
Opening balance	€ 398	€ 490
Realised gain/loss recognised in the statement of profit or loss during the period	113	(4)
Additions	113	736
Redemptions	(153)	(250)
Maturity/settlement	(45)	(146)
Transfers into Level 3	282	445
Transfers out of Level 3	(378)	(873)
Closing balance	330	398
Trading liabilities [Member]
Disclosure of fair value measurement of liabilities [table]
Opening balance	180	195
Realised gain/loss recognised in the statement of profit or loss during the period	101	(2)
Additions	58	55
Redemptions	(10)	(116)
Maturity/settlement	(44)	(11)
Transfers into Level 3	48	170
Transfers out of Level 3	(173)	(111)
Closing balance	160	180
Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [table]
Opening balance	39	110
Realised gain/loss recognised in the statement of profit or loss during the period		20
Additions	3	19
Redemptions	(3)	(45)
Maturity/settlement		(52)
Transfers into Level 3		8
Transfers out of Level 3	(3)	(23)
Closing balance	35	39
Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [table]
Opening balance	180	184
Realised gain/loss recognised in the statement of profit or loss during the period	13	(22)
Additions	52	662
Redemptions	(140)	(90)
Maturity/settlement	(1)	(83)
Transfers into Level 3	233	267
Transfers out of Level 3	(203)	(738)
Closing balance	€ 135	€ 180